Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2020	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3
Additions (deductions)	—	84,882.5	729,943.3	15,112.9	(304,218.0)	525,720.7
Disposals or retirements	—	(41.5)	(6,397.3)	(734.1)	—	(7,172.9)
Transfers from assets subject to operating leases	—	23.1	—	—	—	23.1
Transfers to assets subject to operating leases	—	—	(1,199.0)	—	—	(1,199.0)
Effect of exchange rate changes	(49.2)	(491.7)	(1,964.3)	(127.5)	(111.7)	(2,744.4)

Balance at December 31, 2020	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8

Accumulated depreciation and impairment

Balance at January 1, 2020	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4
Additions	1.5	29,209.1	285,393.6	7,216.9	—	321,821.1
Disposals or retirements	—	(27.9)	(6,012.9)	(732.4)	—	(6,773.2)
Transfers from assets subject to operating leases	—	8.2	—	—	—	8.2
Transfers to assets subject to operating leases	—	—	(202.6)	—	—	(202.6)
Impairment	—	—	10.2	—	—	10.2
Effect of exchange rate changes	(34.1)	(449.2)	(1,924.3)	(100.6)	—	(2,508.2)

Balance at December 31, 2020	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9

Carrying amounts at December 31, 2020	$3,436.5	$250,647.9	$1,051,475.7	$25,060.4	$223,965.4	$1,554,585.9

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2021	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8
Additions	2,587.2	53,971.3	401,659.0	7,643.0	369,545.8	835,406.3
Disposals or retirements	—	(41.1)	(26,192.2)	(333.4)	—	(26,566.7)
Transfers from assets subject to operating leases	—	35.5	1,443.6	—	—	1,479.1
Transfers to assets subject to operating leases	—	—	(244.6)	—	—	(244.6)
Effect of exchange rate changes	(41.6)	184.7	1,077.7	(18.1)	(355.5)	847.2

Balance at December 31, 2021	$6,488.2	$576,597.8	$3,984,749.2	$76,154.2	$593,155.7	$5,237,145.1

Accumulated depreciation and impairment

Balance at January 1, 2021	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9
Additions	1.3	34,331.6	368,777.7	8,373.3	—	411,483.9
Disposals or retirements	—	(36.5)	(22,230.1)	(332.6)	—	(22,599.2)
Transfers from assets subject to operating leases	—	15.1	436.8	—	—	451.9
Transfers to assets subject to operating leases	—	—	(68.3)	—	—	(68.3)
Impairment	—	—	274.4	—	—	274.4
Effect of exchange rate changes	(7.6)	55.6	818.9	(16.4)	—	850.5

Balance at December 31, 2021	$499.8	$306,165.3	$2,903,539.4	$51,826.6	$—	$3,262,031.1

Carrying amounts at December 31, 2021	$5,988.4	$270,432.5	$1,081,209.8	$24,327.6	$593,155.7	$1,975,114.0

Cost

Balance at January 1, 2022	$6,488.2	$576,597.8	$3,984,749.2	$76,154.2	$593,155.7	$5,237,145.1
Additions	816.4	59,443.8	330,782.7	10,325.3	738,523.9	1,139,892.1
Disposals or retirements	—	(236.8)	(25,846.4)	(1,709.2)	—	(27,792.4)
Transfers to assets subject to operating leases	—	—	(65.8)	—	—	(65.8)
Effect of exchange rate changes	357.2	1,242.1	6,322.9	257.7	5,163.0	13,342.9

Balance at December 31, 2022	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9

Accumulated depreciation and impairment

Balance at January 1, 2022	$499.8	$306,165.3	$2,903,539.4	$51,826.6	$—	$3,262,031.1
Additions	1.4	35,982.4	380,216.2	9,216.3	—	425,416.3
Disposals or retirements	—	(225.6)	(24,706.7)	(1,708.6)	—	(26,640.9)
Transfers to assets subject to operating leases	—	—	(40.3)	—	—	(40.3)
Impairment	—	—	—	—	790.7	790.7
Effect of exchange rate changes	54.9	1,016.3	5,872.3	205.8	—	7,149.3

Balance at December 31, 2022	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2

Carrying amounts at December 31, 2022	$7,105.7	$294,108.5	$1,031,061.7	$25,487.9	$1,336,051.9	$2,693,815.7

Property plant and equipment including subject and not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	December 31, 2020	December 31, 2021	December 31, 2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Assets used by the Company	$1,554,585.9	$1,975,114.0	$2,693,815.7
Assets subject to operating leases	1,003.2	4.7	21.3

	$1,555,589.1	$1,975,118.7	$2,693,837.0